Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2018	$ 13	$ 37,817	$ (30,131)	$ 7,669
Balance (in Shares) at Dec. 31, 2018	12,875,000
Net income			891	891
Common stock issued to officer	$ 1			1
Common stock issued to officer (in Shares)	700,000
Share-based compensation expense		324		324
Exercise of stock options		1		$ 1
Exercise of stock options (in Shares)	1,000			1,250
Balance at Dec. 31, 2019	$ 14	38,142	(29,240)	$ 8,916
Balance (in Shares) at Dec. 31, 2019	13,576,000
Net income			2,861	2,861
Share-based compensation expense		87		87
Balance at Dec. 31, 2020	$ 14	$ 38,229	$ (26,379)	$ 11,864
Balance (in Shares) at Dec. 31, 2020	13,576,000